Themes US Small Cap Cash Flow Champions ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 21.6%
Ameris Bancorp	909	$58,812
Axos Financial, Inc. (a)	717	54,521
Bancorp, Inc. (a)	613	34,923
Bank OZK	1,478	69,555
East West Bancorp, Inc.	1,927	194,588
Eastern Bankshares, Inc.	2,731	41,702
FB Financial Corp.	488	22,106
First BanCorp Puerto Rico	2,230	46,451
Hope Bancorp, Inc.	1,600	17,168
International Bancshares Corp.	741	49,321
Live Oak Bancshares, Inc.	474	14,125
OFG Bancorp	627	26,836
S&T Bancorp, Inc.	535	20,234
Simmons First National Corp. - Class A	1,716	32,535
Synovus Financial Corp.	1,962	101,533
UMB Financial Corp.	922	96,958
WSFS Financial Corp.	811	44,605
		925,973

Consumer Discretionary Products - 4.7%
Toll Brothers, Inc.	1,396	159,325
Tri Pointe Homes, Inc. (a)	1,270	40,577
		199,902

Consumer Discretionary Services - 0.6%
Perdoceo Education Corp.	856	27,983

Consumer Staple Products - 1.4%
Cal-Maine Foods, Inc.	588	58,582

Financial Services - 7.8%
Artisan Partners Asset Management, Inc. - Class A	889	39,409
BGC Group, Inc. - Class A	4,896	50,086
Bread Financial Holdings, Inc.	689	39,356
Enova International, Inc. (a)	349	38,921
MGIC Investment Corp.	3,491	97,189
Virtu Financial, Inc. - Class A	1,129	50,568
Virtus Investment Partners, Inc.	94	17,052
		332,581

Health Care - 0.4%
Dynavax Technologies Corp. (a)	1,822	18,074

Industrial Products - 3.6%
Mueller Industries, Inc.	1,571	124,847
Powell Industries, Inc.	132	27,780
		152,627

Industrial Services - 5.2%
FLEX LNG Ltd.	412	9,056
Insperity, Inc.	491	29,519
Matson, Inc.	452	50,330
Scorpio Tankers, Inc.	636	24,886
Sterling Infrastructure, Inc. (a)	412	95,061
Teekay Tankers Ltd.	351	14,644
		223,496

Insurance - 18.7%
Axis Capital Holdings Ltd.	1,058	109,841
CNA Financial Corp.	296	13,773
F&G Annuities & Life, Inc.	269	8,603
Hanover Insurance Group, Inc.	497	84,425
Horace Mann Educators Corp.	565	24,278
Jackson Financial, Inc. - Class A	1,015	90,122
Mercury General Corp.	370	24,916
NMI Holdings, Inc. - Class A (a)	1,073	45,270
Old Republic International Corp.	3,220	123,777
Reinsurance Group of America, Inc.	920	182,491
SiriusPoint Ltd. (a)	1,376	28,057
White Mountains Insurance Group Ltd.	35	62,850
		798,403

Materials - 5.5%
Alpha Metallurgical Resources, Inc. (a)	152	17,097
Boise Cascade Co.	530	46,015
Core Natural Resources, Inc.	715	49,864
Peabody Energy Corp.	1,583	21,244
Ternium SA - ADR	643	19,354
UFP Industries, Inc.	819	81,376
		234,950

Media - 1.0%
Magnite, Inc. (a)	1,802	43,464

Oil & Gas - 16.1%
APA Corp.	5,026	91,926
Chord Energy Corp.	858	83,097
Civitas Resources, Inc.	1,152	31,703
CVR Energy, Inc.	471	12,646
DNOW, Inc. (a)	1,445	21,429
Hess Midstream LP - Class A	1,463	56,340
HF Sinclair Corp.	2,171	89,185
Matador Resources Co.	1,632	77,879
Murphy Oil Corp.	1,937	43,582
Permian Resources Corp.	7,909	107,721
RPC, Inc.	1,205	5,700
Sitio Royalties Corp. - Class A	1,056	19,409
Weatherford International PLC	989	49,757
		690,374

Retail & Wholesale - Discretionary - 5.6%
Builders FirstSource, Inc. (a)	1,572	183,437
Dillard's, Inc. - Class A	110	45,961
PC Connection, Inc.	156	10,262
		239,660

Retail & Wholesale - Staples - 0.4%
Andersons, Inc.	450	16,537

Software & Technology Services - 0.8%
Clear Secure, Inc. - Class A	1,179	32,729

Tech Hardware & Semiconductors - 6.2%
Flex Ltd. (a)	5,362	267,671
TOTAL COMMON STOCKS (Cost $4,445,327)		4,263,006

SHORT-TERM INVESTMENTS - 0.4%		Value
Money Market Funds - 0.4%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (b)	15,026	15,026
TOTAL SHORT-TERM INVESTMENTS (Cost $15,026)		15,026

TOTAL INVESTMENTS - 100.0% (Cost $4,460,353)		4,278,032
Other Assets in Excess of Liabilities - 0.0% (c)		1,391
TOTAL NET ASSETS - 100.0%		$4,279,423
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Themes US Small Cap Cash Flow Champions ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	4,263,006	–	–	4,263,006
Money Market Funds	15,026	–	–	15,026
Total Investments	4,278,032	–	–	4,278,032

Refer to the Schedule of Investments for further disaggregation of investment categories.